MD&A - Risk management and control	12 Months Ended
Dec. 31, 2024
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory

Credit risk :
the risk of loss resulting from the failure of a client or counterparty

(including an issuer) to meet its
contractual obligations toward UBS AG.

This includes loan underwriting risk and settlement

risk.
Loan underwriting risk:

the risk of loss arising during the holding

period of financing transactions that are intended
for further distribution.
Settlement risk:

the short-term form of credit risk arising when UBS

AG delivers its side of an agreed-upon transaction
but does not receive an expected value in return

from the counterparty.

Market risk
: the risk of loss resulting from adverse movements in

market variables. Market risks are actively taken
as part of trading activities but can also arise from non-trading activities. Market variables include observable

variables,
such as interest rates, foreign exchange rates, equity

prices, credit spreads and commodity (including precious

metal)
prices, as well as variables that may be unobservable

or only indirectly observable, such as volatilities

and correlations.
Market risk includes issuer risk and investment

risk.
Issuer risk:

the risk of loss that would occur if an issuer to

which UBS AG is exposed through tradable securities

or
derivatives referencing the issuer was subject to a credit-related event.
Investment risk:

the risk associated with positions held

as financial investments.
Liquidity risk:

the risk that UBS AG is unable to meet business-as-usual

or stress cash / collateral flows.
Funding risk:

the risk that UBS AG is unable to borrow funds to

support its current business and desired
strategy.
We apply a

variety of methodologies

and measurements

to quantify the

risks of our

portfolios and potential

risk
concentrations. Risks that are

not fully reflected within standard

measures are subject to

additional controls, which may
include

preapproval

of

specific

transactions

and

the

application

of

specific

restrictions.

Models

to

quantify

risk

are
generally developed by dedicated units within control

functions and are subject to independent validation.
Risk concentrations may exist where one or several positions within or across different

risk categories could result
in

significant

losses

relative

to

UBS AG’s

financial

strength.

Identifying

such

risk

concentrations

and

assessing

their
potential impact is a critical component of our risk management and control process.
For financial risks, we consider a number of elements, such

as shared characteristics of positions, the size of the portfolio and the sensitivity of positions to changes in the underlying risk factors. Also important in our assessment is the liquidity
of the markets

where the positions

are traded, as

well as the

availability and effectiveness

of hedges or

other potential
risk-mitigating factors. Particular attention is given to identification of wrong-way risk and risk on risk. Wrong-way risk is defined as

a positive

correlation between

the size

of the

exposure and

the likelihood

of a

loss. Risk

on risk

refers to

a
situation where a position and its risk mitigation can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example, a single operational risk issue that is large on its own (i.e. it

has the potential

to produce a

single high-impact

loss or a

number of losses

that together

are high impact)
or related risk issues that may link together to create

a high impact.
Risk

concentrations

are

subject

to

increased

oversight

by

Group

Risk

Control

and

Group

Compliance,

Regulatory

&
Governance, and assessed

to determine whether they

should be reduced

or mitigated, depending on

the available means
to do

so. It is

possible that

material losses

could occur

on financial

or non-financial

risks, particularly

if the

correlations
that emerge in a stressed environment differ markedly from those envisaged by risk models.
Main sources of credit risk

–
In Global Wealth

Management, credit risk arises

from collateralized lending, primarily against

securities, residential and
commercial

real

estate,

other

real

assets

(such

as

ships

and

aircraft),

private

equity

and

hedge

fund

interest,

and
investors’ uncalled

capital commitments,

as well

as from

collateralized clients’

derivatives trading.

In addition,

credit
risk also arises from

unsecured lending, i.e. cash-flow-based corporate lending

to entities owned and controlled

by our
Global Wealth Management clients, and recourse-based lending.
–
A

substantial

portion

of

our

credit

risk

arises

from

Personal

&

Corporate

Banking’s

lending

exposure,

including
mortgage loans, secured mainly by owner-occupied properties and income-producing real estate, as well as corporate loans, that depends on the performance of the Swiss economy

and real estate market.
–
The Investment

Bank’s credit

risk arises

mainly from

lending, derivatives

trading and

securities financing.

Derivatives
trading and securities financing are mainly

investment grade. Loan underwriting activity can

be lower rated and gives
rise to temporary concentrated exposure.
–
Credit risk in

Non-core and Legacy

relates to large,

less-liquid structured

financing transactions,

including some

with
residential and commercial real estate collateral, a corporate loan portfolio and a counterparty credit trading portfolio
with lending against securities collateral and derivatives.
Overview of measurement, monitoring and management

techniques
–
Credit risk

from transactions

with individual

counterparties

is based

on our

estimates of

probability of

default (PD),
exposure at default (EAD) and loss given default (LGD). Limits are established for individual counterparties and groups of

related

counterparties

covering

banking

and

traded

products,

and

for

settlement

amounts.

Risk

authorities

are
approved by the

Board of Directors

and are delegated

to the President

of the Executive

Board, the Chief

Risk Officer
(the CRO) and divisional CROs, based on risk

exposure amounts, internal credit rating and potential

for losses.
–
Limits apply not only to the current outstanding

amount but also to contingent commitments and the potential future exposure of traded products.
–
The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be
held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).
– We use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at firm-wide and business division levels, and to establish portfolio limits.
–
Credit risk concentrations can arise if clients are engaged

in similar activities, located in the same geographical

region
or have

comparable economic

characteristics,

e.g. if

their

ability to

meet contractual

obligations

would

be similarly
affected by changes

in economic, political

or other conditions.

To avoid credit risk

concentrations, we establish

limits
and operational controls that

constrain risk concentrations at portfolio,

sub-portfolio or counterparty levels

for sector
exposure, country risk exposure and specific product exposures.
Counterparty credit

risk (CCR)

arising from

traded products,

which include

OTC derivatives,

ETD exposures

and
SFTs originating in the Investment

Bank, Non-core and Legacy,

and Group Treasury, is generally

managed on a close-out
basis. This takes

into account possible

effects of market

movements on the

exposure and any

associated collateral

over
the time

it would

take to

close out

our positions.

Limits are

applied to

the potential

future exposure

per counterparty,
with

the

size

of

the

limit

dependent

on

the

counterparty’s

creditworthiness

(as

determined

by

Risk

Control).

Limit
frameworks are also used to control overall exposure

to specific sectors. Such portfolio limits are monitored and reported to senior management.
Trading in OTC derivatives

is conducted through central

counterparties where practicable.

Where central counterparties
are not used, we have clearly defined

policies and processes for trading on a

bilateral basis. Trading is typically conducted
under bilateral International Swaps and Derivatives

Association agreements or similar master netting agreements,

which
generally

permit

close-out

and

netting

of

transactions

in

case

of

default,

subject

to

applicable

law.

For

certain
counterparties, initial margin is taken

to cover some or all of the

calculated close-out exposure. This is in addition

to the
variation

margin

taken

to

settle

changes

in

market

value

of

transactions.

For

most

major

market

participant
counterparties, we

use two-way collateral

agreements under which

either party can

be required to

provide collateral

in
the form

of cash or

marketable securities when

the exposure exceeds

specified levels. Non-cash

collateral typically consists
of well-rated government debt or other collateral acceptable to Risk Control and permitted by applicable regulations.
UBS AG actively

manages credit

risk in

its portfolios

by taking collateral

against exposures

and by utilizing

credit
hedging.
UBS AG uses a scoring model as part of a

standardized front-to-back process for credit decisions on originating or modifying Swiss mortgage loans. The model’s two key factors

are the LTV

ratio and an affordability calculation.
The value assigned to each

property is based on the

lowest value determined from model-derived

valuations, the
purchase price, an asset value for IPRE and, in some cases,

an additional external valuation.
UBS AG similarly

applies underwriting

guidelines for

its Global

Wealth Management

Region Americas

mortgage
loan portfolio, taking

into account loan

affordability and collateral

sufficiency. LTV standards

are defined for the

various
mortgage types, such

as residential mortgages

or investment properties,

based on

associated risk factors,

such as

property
type and

loan size

and purpose.

The maximum

LTV allowed

within the standard

approval process

ranges from
45 % to
80
%. In addition to

LTV, other credit risk

metrics, such as debt-to-income ratios,

credit scores and required

client reserves,
are also part of our underwriting guidelines.
A risk limit framework is applied to

the Global Wealth Management Region Americas mortgage loan portfolio. Limits are
set

to

govern

exposures

within

LTV

categories,

geographic

concentrations,

portfolio

growth

and

high-risk

mortgage
segments, such

as interest-only loans.

These limits

are monitored by

a specialized

credit risk

monitoring team and

reported
to senior

management. Supplementing

this limit

framework is

a real

estate lending

policy and

procedures framework,
set up to

govern real estate

lending activities. Quality

assurance and quality

control programs monitor

compliance with
mortgage underwriting and documentation requirements.
For

UBS AG’s

mortgage

loan

portfolio

in

the

Global

Wealth

Management

regions

of

EMEA

and

Asia

Pacific,

global
underwriting guidelines with

regional variations are applied

to allow for regulatory

and market differentials.

As in other
regions, the underwriting guidelines

take into account affordability

and collateral sufficiency.

Affordability is assessed at
a stressed

interest rate

using, for

residential real

estate, the

borrowers’ sustainable

income and

declared liabilities,

and
for commercial real

estate the quality

and sustainability of

rental income. For

interest-only loans, a

declared and evidenced
repayment strategy

must be in

place. The applicable

LTV for each

mortgage is based

on the quality

and liquidity

of the
property

and assessed

against

valuations

from bank-appointed

third-party

valuers.

Maximum

LTV

varies

from
30 % to
70
%, depending on

the type and

location of

the property, as

well as

other factors. Serviceability

may be

further supported
by personal

guarantees from

related third

parties. The

overall portfolio

is centrally

assessed against

a number

of stress
scenarios to ensure that exposures remain within predefined

stress limits.
Lombard loans are

secured by pledges of marketable

securities, guarantees and other

forms of collateral. Eligible
financial

securities

are

primarily

liquid

and

actively

traded

transferable

securities

(such

as

bonds,

equities

and

certain
hybrid securities),

and other

transferable

securities, such

as approved

structured

products

for which

regular

prices are
available and the issuer of the security provides a

market. To

a lesser degree, less-liquid collateral is also

used.
Lending

values

are

derived

by

applying

discounts

(haircuts)

to

the

pledged

collateral’s

market

value.

Haircuts

for
marketable securities are calculated to cover a possible

adverse change in market value over a

given close-out period and
confidence level. Less-liquid or more volatile collateral

will typically have larger haircuts.
Concentration and correlation risks

across collateral posted are

assessed at a counterparty

level, and at a divisional

level
across

counterparties.

Targeted

firm-wide

reviews

of

concentration

are

also

performed.

Concentration

of

collateral

in
single securities,

issuers or

issuer groups,

industry sectors,

countries, regions

or currencies

may result

in higher

risk and
reduced

liquidity.

In

such

cases,

the

lending

value

of

the

collateral,

margin

call

and

close-out

levels

are

adjusted
accordingly.
UBS AG

uses

single-name

credit

default

swaps

(CDSs),

credit-index

CDSs,

structured

portfolio

hedges

(SPHs),
bespoke protection and other instruments to actively

manage credit risk. The aim is

to reduce concentrations of risk from
specific counterparties, sectors or portfolios

and, for CCR, the

profit or loss effect arising

from changes in credit valuation
adjustments.
UBS AG

has

strict

guidelines

with regard

to taking

credit

hedges

into

account

for

credit

risk

mitigation

purposes.

For
example,

when

monitoring

exposures

against

counterparty

limits,

UBS AG

does

not

usually

apply

certain

credit

risk
mitigants, such

as proxy

hedges (credit

protection on

a correlated

but different

name) or

credit-index CDSs,

to reduce
counterparty exposures.

SPHs are

structured to

achieve true

risk transfer

by providing explicit

protection against

events
that could cause a loss in the referenced hedged positions, with the hedge payoff matched to the actual loss incurred on
those positions (i.e.

no basis risk).

Buying credit protection,

if unfunded, also

creates credit exposure

with regard to

the
protection

provider.

UBS AG

monitors

and

limits

exposures

to

credit

protection

providers

and

also

monitors

the
effectiveness of credit hedges.
UBS AG

has

developed

tools

and

models

to

estimate

future

credit

losses

that

may

be

implicit

in

our

current
portfolio.
Exposures to individual counterparties are measured using three generally accepted parameters: PD, EAD and LGD. For a given credit facility, the product of these three parameters results in the expected loss (the EL). These parameters

are the
basis for the

majority of our

internal measures of

credit risk, and

key inputs for

regulatory capital

calculation under

the
advanced internal ratings-based (A-IRB) approach of the Basel III framework. Models are also used to derive the portfolio credit risk measures of EL, statistical loss and stress loss.

Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range, in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC– to C CCC– to C
Counterparty is in default

Default Defaulted D D
In line with the

regulatory definition,

we report a

claim as non-performing

when: (i) it is

more than 90

days past
due; (ii) it is subject to restructuring proceedings, where

preferential conditions concerning interest

rates, subordination,
tenor,

etc. have been granted in order to avoid default of the counterparty (forbearance);

(iii) the counterparty is subject
to

bankruptcy / enforced

liquidation

proceedings

in

any

form,

even

if

there

is

sufficient

collateral

to

cover

the

due
payment; or (iv) there is other evidence that payment

obligations will not be fully met without recourse to collateral.
Default and credit impaired
UBS AG uses a single

definition of default for

classifying assets and

determining the PD

of its obligors for

risk modeling
purposes.

The

definition

of

default

is

based

on

quantitative

and

qualitative

criteria.

A

counterparty

is

classified

as
defaulted when material

payments of

interest, principal or

fees are overdue

for more than

90 days, or

more than 180 days
for certain exposures in

relation to loans to

private and commercial clients in

Personal & Corporate Banking

and to private
clients of Global

Wealth Management

Region Switzerland.

UBS AG does

not consider

the general 90-day

presumption
for default

recognition appropriate

for those

portfolios, given

the cure

rates, which

show that

strict application

of the
90-day criterion would

not accurately reflect the

inherent credit risk. Counterparties are also

classified as defaulted when:
bankruptcy,

insolvency

proceedings

or

enforced

liquidation

have

commenced;

obligations

have

been

restructured

on
preferential terms (forbearance);

or there is

other evidence that

payment obligations

will not

be fully

met without

recourse
to collateral. The latter may

be the case even

if, to date, all

contractual payments have been made

when due. If one

claim
against a counterparty is defaulted on, generally all claims against the counterparty are treated

as defaulted.
An instrument

is classified

as credit

impaired

if the

counterparty

is classified

as defaulted

and / or

the instrument

is identified
as purchased credit

impaired (PCI). An

instrument is PCI if

it has been purchased

at a deep discount to its carrying

amount
following a

risk

event

of

the

issuer

or

originated with

a

defaulted counterparty.

Once

a

financial asset

is

classified as
defaulted /

credit impaired

(except PCI),

it

is

reported as

a

stage 3 instrument

and

remains as

such

unless all

past

due
amounts

have

been

rectified,

additional

payments

have

been

made

on

time,

the

position

is

not

classified

as

credit-
restructured, and there is general

evidence of credit recovery. A three-month

probation period is applied before

a transfer
back to stages

1 or 2 can be

triggered. However,

most instruments

remain in stage

3 for a longer

period of time.
If payment default is imminent

or default has already

occurred, concessions to

borrowers in financial difficulties

may be
granted that would otherwise not be considered in the normal course of business, such as offering preferential interest rates, extending

maturity,

modifying

the

schedule

of

repayments,

debt / equity

swap,

subordination,

etc.

When

a

forbearance
measure takes

place, each case

is considered

individually, and

the exposure

is generally

classified as

defaulted. Forbearance
classification

remains

until

the

loan

is

repaid

or

written

off,

non-preferential

conditions

are

granted

that

supersede

the
preferential conditions

or the

counterparty

has recovered,

and the

preferential conditions

no

longer exceed

UBS AG’s risk
tolerance.
Contractual

adjustments

when

there

is

no

evidence

of

imminent

payment

default,

or

where

changes

to

terms

and
conditions are within UBS AG’s

usual risk tolerance, are not considered to be forborne.
Main sources of market risk
Market risks arise from both trading and non-trading

business activities.
–
Trading market risks arise

primarily in the Investment

Bank, Non-core and Legacy

and, to a lesser

extent, Global Wealth
Management. In the Investment Bank these risks are mainly connected with primary debt and equity underwriting, as well as securities

and derivatives trading for

market-making and client facilitation.

In Non-core and

Legacy,

market risks
arise mainly from structured trades, portfolios

of loans and securitized products, and

both complex and simple credit,
interest rate

and equity

derivative transactions.

A limited

contribution to

market risk

in Global

Wealth Management
comes from municipal securities and taxable fixed-income securities.
–
Non-trading market

risks arise predominantly

in the form

of interest rate

and foreign exchange

risks connected

with
personal banking and lending in our wealth management

businesses, the Swiss business of our Personal & Corporate
Banking business division, the Investment Bank’s lending

business, and treasury activities.
–
Group Treasury assumes market risks

in the process of

managing interest rate risk, structural foreign

exchange risk and
the Group’s liquidity and funding profile, including high-quality liquid assets (HQLA).
–
Equity and

debt

investments

can

also give

rise to

market

risks, as

can

some aspects

of employee

benefits,

such

as
defined benefit pension schemes.
Overview of measurement, monitoring and management techniques
–
Market

risk limits

are

set for

the Group,

the

business

divisions and

Group

Treasury

at granular

levels in

the various
business lines, reflecting the nature and magnitude of the

market risks.
–
Management value-at-risk (VaR) measures exposures under

the market risk framework, including trading market risks
and some non-trading

market risks.

Non-trading market

risks not included

in VaR

are covered

in the risks

controlled
by the Market and Treasury Risk Control functions.
–
Our primary portfolio measures of market risk are liquidity-adjusted stress loss and VaR. Both are subject to limits that
are approved

by the

Board of

Directors (the

BoD). Market

risk measurement

for certain

legacy Credit

Suisse components
can

differ

from

UBS AG

excluding

the

aforementioned

legacy

Credit

Suisse

components,

as

set

out

below.

These
positions continue to be managed

on legacy Credit Suisse infrastructure

until full migration of these positions

to UBS
infrastructure or the liquidation of the positions.
–
These measures are

complemented by

concentration and

granular limits for

general and specific

market risk factors.
Our trading businesses are subject

to multiple market risk limits, which

take into account the extent of

market liquidity
and volatility, business outlook and growth,

and, for our single-name exposures, issuer credit quality.
–
Trading

market

risks

are

managed

at

portfolio

level.

As

risk

factor

sensitivities

change

due

to

new

transactions,
transaction expiries or changes

in market levels, risk

factors are dynamically

rehedged to remain

within limits. We

do
not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.
–
Issuer

risk

for

credit

products

is

controlled

by

limits

applied

at

the

business

division

level

based

on

jump-to-zero
measures, which estimate maximum default exposure (the

default event loss assuming zero recovery).
–
Non-trading

foreign

exchange

risks

are

managed

under

market

risk

limits,

with

the

exception

of

Group

Treasury
management of consolidated capital activity.
Our CRO Treasury function applies a holistic risk framework, setting the appetite for treasury-related risk-taking activities across UBS AG. Key elements of the framework include an overarching regulatory (interest rate risk in the banking book
(IRRBB)) delta economic value of

equity (EVE) target, set by the

BoD. Limits are also set by

the BoD to balance the effect
of foreign exchange movements on our common equity tier 1 (CET1) capital and CET1 capital ratio. Non-trading interest rate and

foreign exchange

risks are

included in

firm-wide statistical

and stress-testing

metrics, which

flow into

our risk
appetite framework.
Equity

and

debt

investments

are

subject

to

a

range

of

risk

controls,

including

preapproval

of

new

investments

for
commercial purposes by business

management and Risk Control

and regular monitoring and

reporting by Group Finance.
They are also included in firm-wide statistical and stress-testing metrics.
VaR

is a

statistical

measure

of market

risk, quantifying

the potential

market risk

losses over

a

set time

horizon
(holding period) at an established level of confidence. VaR assumes no change in UBS AG’s trading positions over the set
time horizon.
We calculate VaR daily.

The profit or loss

distribution from which VaR

is estimated is

derived from our internally

developed
VaR model,

which simulates

returns over

the holding

period for

risk factors

our trading

positions are

sensitive to,

and
subsequently

quantifies the profit / loss effect

of these risk

factor returns on

our trading positions. Systematic

commodity,
credit,

equity,

foreign

exchange

rate

and

interest

rate

risk

factor

returns

are

based

on

a

pure

historical

simulation
approach.

An

unweighted

five-year

look-back

window

is

used

for

UBS AG

excluding

certain

legacy

Credit

Suisse
components and an exponentially weighted two-year window for the aforementioned legacy Credit Suisse components.
Modeling idiosyncratic

and specific

risks for

equity and

credit risk

factors using

historical simulation

is challenging,

due
to the

limited availability

of continuous

good-quality historical

data. Wherever

possible, historical

simulation to

model-
specific risk is used for

the legacy Credit Suisse components;

however, both traded market risk portfolios rely upon

factor
models to

distinguish systematic and

idiosyncratic returns. For

UBS AG excluding

certain legacy Credit

Suisse components,
idiosyncratic returns are simulated through a

Monte Carlo model, aggregating the sum

of systematic and residual returns
in such a

way that

systematic and

residual risk

are consistently

captured. For

the legacy

Credit Suisse

components, the
available distribution

of idiosyncratic

returns is

used to

determine an

extreme scenario

for a

given risk

factor’s specific
risk;

the

resultant

VaR

and

extreme

scenario

loss

for

a

given

risk

factor

are

aggregated

using

a

zero-correlation
assumption.
For

both

UBS AG

excluding

certain

legacy

Credit

Suisse

components

and

the

aforementioned

legacy

Credit

Suisse
components,

VaR

models

are

used for

internal

management

purposes

and

for

determining

market

risk risk-weighted
assets

(RWA),

although

the

two

use

cases

consider

different

confidence

levels

and

time

horizons.

For

internal
management

purposes,

risk

limits

are

established

and

exposures

measured

using

VaR

at

a
95
%

confidence

level

for
UBS AG

excluding

certain

legacy

Credit

Suisse

components

and
98
%

for

the

aforementioned

legacy

Credit

Suisse
components,

with a 1-day holding period, aligned to the

way we consider the risks associated with our trading

activities.
The regulatory

measure of

market risk

used to

underpin the

market risk

capital requirements

under Basel III

involves a
measure equivalent to a 99
% confidence level using a 10-day holding

period. To calculate a 10-day holding period

VaR,
we use 10-day risk factor returns.
The portfolio

populations for

management and

regulatory VaR

are slightly

different. The

one for

regulatory VaR

meets
regulatory

requirements

for

inclusion

in

regulatory

VaR.

Management

VaR

includes

a

broader

range

of

positions.

For
example, regulatory

VaR excludes

credit spread

risks from

the securitization

portfolio, which

are treated

instead under
the securitization approach for regulatory purposes.
We also

use stressed

VaR (SVaR)

for the

calculation of

market risk

RWA. SVaR

uses broadly

the same

methodology as
regulatory

VaR and

is calculated

using the

same

population,

holding

period (10-day)

and confidence

level (
99%). For
SVaR, both for UBS AG excluding

certain legacy Credit Suisse

components and the aforementioned

legacy Credit Suisse
components, the

most significant

one-year period

of financial

stress from

a historical

dataset covering

the period

from
1 January 2007 to the present is identified.

Management value-at-risk (1-day, 95% confidence level, 5 years of historical data) of the business divisions and Group
Items excluding certain legacy Credit Suisse components, by general market risk type
1,2
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 10 6 1 2
Max. 12 24 16 9 14
Average 4 16 9 4 4
31.12.24 1 20 10 3 4
Total management VaR 5 23 12 11 Average (per business division and risk type)
Global Wealth Management 1 2 2 1 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 23 11 10 4 15 8 3 4
Non-core and Legacy 1 3 1 1 0 1 1 0 0
Group Items 3 12 5 6 1 4 3 1 0
Diversification effect
3,4
(6) (8) (1) (5) (4) (1) 0
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 18 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 4 1 3 3 1 0
Diversification effect
3,4
(6) (6) (1) (4) (4) (1) 0
1 The legacy

Credit Suisse components

not included in the

UBS AG management

VaR predominantly

reflect the portfolio in

Non-core and Legacy.

These positions continue

to be managed on

legacy Credit Suisse
infrastructure based on legacy Credit Suisse management VaR methodology until full migration of these positions to UBS infrastructure or the liquidation of the positions. This process is ongoing, and the management
VaR of the legacy Credit Suisse components is

expected to continue decreasing over time.

2 Statistics at individual levels may not be

summed to deduce the corresponding aggregate figures. The minima and maxima for each level

may occur on

different days, and,

likewise, the

VaR for

each business line

or risk type,

being driven by

the extreme loss

tail of the

corresponding distribution of

simulated profits and

losses for that
business line or risk type,

may well be driven by different

days in the historical time series,

rendering invalid the simple

summation of figures to arrive at

the aggregate total.

3 The difference between the

sum of
the standalone VaR

for the business

divisions and Group

Items and the

total VaR.

4 As the

minima and maxima for

different business divisions

and Group Items

occur on different

days, it is

not meaningful to
calculate a portfolio diversification effect.

Management value-at-risk (1-day, 98% confidence level, 2 years of historical data) of certain legacy Credit

Suisse
components of the business divisions and Group Items, by general market risk type
1,2
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 2 4 0 0
Max. 13 12 14 5 1
Average 5 6 9 1 0
31.12.24 1 2 4 1 0
Total management VaR 5 21 12 5 Average (per business division and risk type)
Global Wealth Management 1 3 2 1 1 0 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 11 3 1 2 1 1 0 0
Non-core and Legacy 4 16 10 4 4 4 9 1 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(3) (1) (2) 1 (2) 0 0
1 The legacy

Credit Suisse components

not included in the

UBS AG management

VaR predominantly

reflect the portfolio in

Non-core and Legacy.

These positions continue

to be managed on

legacy Credit Suisse
infrastructure based on legacy Credit Suisse management VaR methodology until full migration of these positions to UBS infrastructure or the liquidation of the positions. This process is ongoing, and the management
VaR of the legacy Credit Suisse components is

expected to continue decreasing over time.

2 Statistics at individual levels may not be

summed to deduce the corresponding aggregate figures. The minima and maxima for each level

may occur on

different days, and,

likewise, the

VaR for

each business line

or risk type,

being driven by

the extreme loss

tail of the

corresponding distribution of

simulated profits and

losses for that
business line or risk type,

may well be driven by different

days in the historical time series,

rendering invalid the simple

summation of figures to arrive at

the aggregate total.

3 The difference between

the sum of
the standalone VaR

for the business

divisions and Group

Items and the

total VaR.

4 As the

minima and maxima for

different business divisions

and Group Items

occur on different

days, it is

not meaningful to
calculate a portfolio diversification effect.
Actual realized market risk losses may differ

from those implied by VaR

for a variety of reasons.
–
VaR is calibrated to a specified level of confidence and

may not indicate potential losses beyond this confidence

level.
–
The 1-day time horizon used

for VaR for internal management

purposes (a 10-day horizon for regulatory

VaR) may not
fully capture market risk of positions that cannot be closed out or hedged within the specified period.
–
In

some

cases,

VaR

calculations

approximate

the

effect

of

changes

in

risk

factors

on

the

values

of

positions

and
portfolios.

–
Effects

of

extreme

market

movements

are

subject

to

estimation

errors,

which

may

result

from

non-linear

risk
sensitivities,

and

the

potential

for

actual

volatility

and

correlation

levels

to

differ

from

assumptions

implicit

in

VaR
calculations.
–
The choice of a

longer historical window means

sudden increases in market

volatility will tend not

to increase VaR as
quickly as

the use

of shorter

historical observation

periods, but

such increases

will affect

VaR for

a longer

period of
time. Similarly, after periods

of increased volatility, as markets

stabilize, VaR predictions will remain

more conservative
for a period of time, influenced by the length of the historical observation period.

SVaR is subject

to the limitations

noted for VaR

above, but the

use of one-year

datasets avoids the

smoothing effect of
longer datasets used

for VaR. In addition,

the ability to

select a one-year

period outside of

recent market

history allows
for a

wider variety

of potential

loss events.

Therefore, although

the significant

period of

stress during

the 2007–2009
financial crisis is no

longer contained in the

look-back window used for management

and regulatory VaR, SVaR

continues
to use that data. This approach

aims to reduce the procyclicality of the regulatory capital

requirements for market risks.
We recognize

that no

single measure

can encompass

all

risks associated

with a

position or

portfolio. We

use a

set of
metrics

with

both

overlapping

and

complementary

characteristics

to

create

a

holistic

framework

that

aims

to

ensure
material completeness of risk

identification and measurement. As

a statistical aggregate

risk measure, VaR supplements
our comprehensive stress-testing framework.
We also have a framework to identify and quantify potential

risks not fully captured by our VaR model and refer

to such
risks as risks not in VaR. The framework underpins these potential risks with additional regulatory capital.
In January 2024 we made two material VaR model changes to the VaR model of UBS AG excluding certain legacy
Credit

Suisse

components:

(i) the

integration

of

time

decay

into

regulatory

VaR

and

stressed

VaR

for

derivatives

with
optionality

and

(ii) an

improvement

in

the

profit

or

loss

representation

of

derivatives

with

multiple

underlyings.

As
reported in the UBS AG first quarter 2024 report

,

the two changes resulted in a significant increase

in market risk RWA.

In the

second quarter

of 2024,

certain components

of the

legacy Credit

Suisse VaR

model were

upgraded: (i) the

full-
revaluation

framework

was

extended

to

include

interest

rate

and

interest

rate

volatility

risk

factors;

(ii) empirical
correlations in the aggregation of specific risk

for the price risk of fund-linked products were added;

and (iii) a two-factor
regression model for traded loans was introduced. These changes did not have a material impact on market risk RWA.
IRRBB arises

from balance

sheet positions

such as

Amounts due

from banks,

Loans and

advances to

customers,
Financial assets at fair

value not held for

trading, Financial assets

measured at amortized

cost, Customer deposits,

Debt
issued measured

at amortized

cost, and

Derivative financial

instruments, including

those subject

to hedge

accounting.
Fair value changes to these positions may affect other comprehensive income (OCI) or the income statement, depending on their accounting treatment.
UBS AG’s

largest

banking

book

interest

rate

exposures

arise

from

customer

deposits

and

lending

products

in

Global
Wealth Management and Personal & Corporate Banking, as well

as from debt issuance, liquidity buffers and interest

rate
hedges in

Group Treasury.

The inherent

interest rate

risks stemming

from Global

Wealth Management

and Personal

&
Corporate

Banking

are

generally

transferred

to

Group

Treasury,

to

manage

them

centrally

together

with

UBS AG’s
modeled interest rate

duration assigned to

equity, goodwill and

real estate. This

makes the netting

of interest rate

risks
across

different

sources

possible,

while

leaving

the

originating

businesses

with

commercial

margin

and

volume
management. The residual

interest rate risk

is mainly

hedged with interest

rate swaps, to

the vast majority

of which hedge
accounting is applied. Short-term

exposures and HQLA classified as

Financial assets at fair value

not held for trading are
hedged with derivatives

accounted for

on a mark-to-market

basis. Long-term fixed-rate

debt issued and

HQLA hedged
with external interest rate swaps are designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB is measured using several metrics, the most

relevant of which are the following.
–
EVE sensitivity

to yield

curve moves

is calculated

as changes

in the

present value

of future

cash flows

irrespective of
accounting treatment.

These yield curve

moves are also

the key

risk factors for

statistical and stress-based

measures,
e.g. VaR and stress scenarios, as well as the

regulatory interest rate scenarios. These are

measured and reported daily.
The regulatory IRRBB

EVE exposure is

the most adverse

regulatory interest rate scenario

that is netted

across currencies.
It excludes the sensitivity from additional tier 1 (AT1) capital instruments (as per specific FINMA requirements) and the
modeled

interest

rate

duration

assigned

to

equity,

goodwill

and

real

estate.

UBS AG

also

applies

granular

internal
interest rate shock scenarios to its banking book positions

to monitor its specific risk profile.

–
Net

interest

income

(NII) sensitivities

to yield

curve

moves

are

calculated

as changes

of baseline

NII over

a

set time
horizon, which we

internally compute

by assuming interest

rates in all

currencies develop

according to their

market-
implied forward rates and assuming constant business volumes and product mix and no specific management actions.
The sensitivities are measured and reported monthly.

UBS AG actively manages

IRRBB, with the

aim of reducing

the volatility of

NII subject to

limits and triggers

for EVE

and
NII exposure at consolidated and significant legal entity levels.
The

Asset

and Liability

Committee

(the

ALCO)

of UBS

AG

and, where

relevant,

ALCOs at

a

legal

entity

level perform
independent oversight over the management of IRRBB,

which is also subject to Internal Audit and model governance.
›
Refer to “Internal Audit” in the “Corporate

governance” section of this report and to “Risk

measurement” in this section for more
information
Key modeling assumptions
The cash

flows from

customer deposits

and lending

products used

in calculation

of EVE

sensitivity exclude

commercial
margins and

other spread

components, are

aggregated

by daily

time buckets

and are

discounted using

risk-free

rates.
UBS AG’s external issuances are

discounted using its senior

debt curve, and capital

instruments are modeled

to the first
call date.

NII sensitivity, which includes

commercial margins, is

calculated over a

one-year time horizon,

assuming constant
balance sheet structure and volumes, and considers

embedded interest rate options.
The average repricing

maturity of non-maturing

deposits and

loans is

determined via

target replication

portfolios designed
to protect

product margins. Optimal

replicating portfolios are

determined at granular

currency- and product-specific

levels
by simulating and applying a real-world market rate

model to historically calibrated client rate and volume models.
UBS AG uses an

econometric prepayment model

to forecast prepayment

rates on US

mortgage loans in

UBS Bank USA
and

agency

mortgage-backed

securities

(MBSs)

held

in

various

liquidity

portfolios

of

UBS

Americas

Holding

LLC
consolidated.

These

prepayment

rates

are

used

to

forecast

both

mortgage

loan

and

MBS

balances

under

various
macroeconomic

scenarios.

The

prepayment

model

is

used

for

a

variety

of

purposes,

including

risk

management

and
regulatory

stress

testing.

Swiss

mortgages

and

fixed-term

deposits

generally

do

not

carry

similar

optionality,

due

to
prepayment and early redemption penalties.

The

EVE

sensitivity

in

UBS AG’s

banking

book

to

a

+1-basis-point

parallel

shift

in

yield

curves

was

negative
USD 37.1
m as of 31

December 2024, compared

with negative USD
28.1
m as of 31

December 2023. This

excluded the
sensitivity of

USD
5.6
m from

AT1

capital instruments

(as per

specific FINMA

requirements)

in contrast

to general

BCBS
guidance. The

exposure in

the banking

book of

UBS AG increased

in 2024,

driven by

net interest

income stabilization
initiatives and the merger of UBS AG and Credit Suisse

AG on 31 May 2024.
The majority of UBS AG’s IRRBB is a reflection of

the net asset duration that it ran to offset our

modeled sensitivity of net
USD 29.4
m (31 December 2023:

USD
22.4
m) assigned to

our equity, goodwill and real

estate, with the

aim of generating
a

stable

NII contribution.

Of

this,

USD
17.1
m

and

USD
10.6
m

were

attributable

to the

US

dollar

and

the

Swiss

franc
portfolios, respectively,

(31 December 2023: USD
15.8 m and USD 5.6 m, respectively).
In addition to

the aforementioned sensitivity, UBS AG calculates

the six interest

rate shock scenarios prescribed

by FINMA.
The

“Parallel

up” scenario,

assuming

all positions

were

measured

at

fair

value,

was the

most severe

and would

have
resulted

in

a

change

in

EVE

of

negative

USD
6.7
bn,

or
7.4
%,

of

our

tier 1

capital

(31 December

2023:

negative
USD 5.3 bn, or 9.3
%), which is well

below the
15
% threshold as

per the BCBS

supervisory outlier test

for high levels

of
IRRBB.
The immediate effect on UBS AG’s tier 1 capital in the “Parallel up” scenario as of 31 December 2024 would have been
a decrease of approximately USD 0.9 bn, or 1.0% (31 December 2023: USD 0.5 bn, or 0.9%), reflecting the fact that the vast majority of UBS AG’s banking book is accrual accounted or subject to hedge accounting. The “Parallel up” scenario would subsequently have a positive effect on NII, assuming

a constant balance sheet.
As

the

overall

interest

rate

risk

sensitivity

shows

a

greater

impact

from

slower

asset

repricing

compared

with

faster
liabilities repricing, the “Parallel down”

scenario was the most beneficial and

would have resulted in a change

in EVE of
positive USD 7.2
bn (31 December

2023: positive

USD
5.4
bn) and

a small

positive immediate

effect on

UBS AG‘s tier 1
capital.
Net interest income sensitivity
The main NII

sensitivity in the

banking book resides

in Global Wealth

Management and Personal

& Corporate

Banking.
UBS AG assigns a target duration to its investment of equity portfolio, and Group Treasury actively manages the residual
IRRBB. This

sensitivity is

assessed using

a number

of scenarios

assuming parallel

and non-parallel

shifts in

yield curves,
with various degrees of severity,

and UBS AG has set and monitors thresholds for the NII sensitivity to immediate parallel shocks of –200 and +200 basis points under the assumption of no change to balance sheet size and product mix, stable
foreign exchange rates, and no specific management

action.

Interest rate risk – banking book
31.12.24
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (10.5) (1.3) (0.3) (24.6) (0.5) (37.1) 5.6 (31.6)
Parallel up
2
(1,510.7) (251.8) (64.4) (4,747.8) (96.2) (6,670.9) 1,009.9 (5,661.1)
Parallel down
2
1,644.9 280.0 74.0 5,054.3 101.7 7,154.8 (1,183.4) 5,971.4
Steepener
3
(748.7) (4.0) (10.6) (1,253.2) (9.2) (2,025.8) 167.6 (1,858.2)
Flattener
4
463.5 (37.8) (2.2) 161.3 (11.0) 573.7 63.6 637.4
Short-term up
5
(150.2) (112.6) (24.0) (1,815.4) (46.8) (2,148.9) 490.6 (1,658.3)
Short-term down
6
133.4 112.5 24.7 1,926.2 47.4 2,244.2 (510.8) 1,733.4
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.3) (0.7) 0.0 (23.1) 0.1 (28.1) 4.8 (23.3)
Parallel up
2
(608.9) (142.9) 2.2 (4,522.3) (15.0) (5,287.0) 888.3 (4,398.7)
Parallel down
2
686.1 150.0 (11.8) 4,593.2 17.1 5,434.5 (1,028.0) 4,406.6
Steepener
3
(335.2) (16.0) (13.1) (973.6) (23.0) (1,361.0) 95.9 (1,265.1)
Flattener
4
214.1 (6.8) 12.3 (94.1) 17.5 142.9 104.7 247.6
Short-term up
5
(38.5) (48.4) 13.4 (1,909.8) 7.1 (1,976.3) 477.4 (1,498.9)
Short-term down
6
42.9 49.8 (14.3) 2,036.8 (10.0) 2,105.3 (498.9) 1,606.4
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.
UBS AG

makes

direct

investments

in

a

variety

of

entities

and

buys

equity

holdings

in

both

listed

and

unlisted
companies,

with

the

aim

of

supporting

its

business

activities

and

delivering

strategic

value

to

the

firm.

This

includes
investments in

exchange and

clearing house

memberships, as

well as

minority investments

in early-stage

fintechs and
technology companies

via UBS

Next. UBS AG

may also

make investments

in funds

that it

manages in

order to

fund or
seed them at

inception or to

demonstrate that UBS

AG’s interests align

with those of

investors. UBS AG also

buys, and
is sometimes required

by agreement

or regulation

to buy,

securities and

units from

investment vehicles

that it ha

s

sold
to clients.
The

fair

value

of

equity

investments

tends

to

be

influenced

by

factors

specific

to

the

individual

investments.

Equity
investments are generally intended

to be held for the

medium or long term

and may be subject

to lock-up agreements.
For these reasons, UBS AG

generally does not control

these exposures by using

market risk measures applied

to trading
activities. However,

such equity

investments are

subject to

a different

range of

controls, including

preapproval

of new
investments for commercial purposes by business management and Risk Control, portfolio and concentration limits, and regular monitoring

and reporting

to senior

management. They

are also

included in

the firm-wide

statistical and

stress-
testing metrics, which flow into the risk appetite framework.
As of 31 December 2024, UBS AG held equity investments and investment fund units totaling USD 6.5 bn (31 December
2023: USD 2.9
bn), of

which USD
4.2
bn (31 December

2023: USD
1.9
bn) was

classified as

Financial assets

at fair

value
not held for trading and USD 2.3 bn (31 December 2023: USD 1.0 bn) as Investments in associates.
Debt investments classified

as Financial assets

measured at

fair value through

other comprehensive

income as of
31 December

2024

can

broadly

be

categorized

as

money

market

instruments

and

debt

securities

primarily

held

for
statutory,

regulatory or liquidity reasons.
The risk control framework applied to debt instruments classified as Financial assets measured at fair value through other
comprehensive income depends on

the nature

of the

instruments and the

purpose for which

we hold

them. UBS AG’s
exposures

may be

included

in market

risk limits

or be

subject

to specific

monitoring

and interest

rate sensitivity

analysis.

They
are also included

in the firm-wide

statistical

and stress-testing

metrics, which

flow into our

risk appetite

framework.

Debt instruments

classified

as Financial

assets

measured

at fair

value through

other

comprehensive

income

had a

fair
value of USD 2.2 bn as of 31 December 2024 (31 December 2023: USD 2.2 bn).